Lease - Summary of the Finance Lease as a Finance Lessor (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Finance Lease By Lessor [Abstract]
Total lease investment	₩ 566,575	₩ 646,288
Present value of minimum lease payments	393,671	489,597
Present value of Non-guaranteed residual value	109,023	104,846
Net lease investment	502,694	594,443
Unearned interest income	63,881	51,845
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	2,975,892	2,791,876
Up to 1 year
Disclosure Of Finance Lease By Lessor [Abstract]
Total lease investment	191,385	291,341
Present value of minimum lease payments	139,903	218,942
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	884,866	876,011
1-5 years
Disclosure Of Finance Lease By Lessor [Abstract]
Total lease investment	363,689	348,909
Present value of minimum lease payments	246,308	264,617
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	1,934,480	1,710,770
Over 5 years
Disclosure Of Finance Lease By Lessor [Abstract]
Total lease investment	11,501	6,038
Present value of minimum lease payments	7,460	6,038
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	₩ 156,546	₩ 205,095